Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2025
C000105122
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Mid Cap Dividend Fund - Class A
Average Annual Return, Percent	4.46%		14.18%	9.57%
C000105123
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Mid Cap Dividend Fund - Class I
C000080997
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Small Cap Dividend Fund - Class A
Average Annual Return, Percent	1.48%		14.82%	8.58%
C000080998
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Small Cap Dividend Fund - Class I
C000051528
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli SMID Cap Value Fund - Class A
Average Annual Return, Percent	4.74%		15.11%	9.14%
C000053918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli SMID Cap Value Fund - Class I
Without Sales Load [Member] | C000105122
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%		15.24%	10.08%
Without Sales Load [Member] | C000105123
Average Annual Return [Line Items]
Average Annual Return, Percent	9.66%		15.53%	10.35%
Without Sales Load [Member] | C000080997
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%		15.89%	9.09%
Without Sales Load [Member] | C000080998
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%		16.17%	9.37%
Without Sales Load [Member] | C000051528
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%		16.18%	9.64%
Without Sales Load [Member] | C000053918
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%		16.49%	9.92%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%		15.99%	15.04%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%		15.99%	15.04%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		11.56%	9.77%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%		15.74%	14.71%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%		13.66%	9.96%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%		13.66%	9.96%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%		14.59%	9.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%		14.59%	9.23%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%		14.96%	9.68%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%		14.96%	9.68%